Segment information (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information
Net revenues	13,942	12,037
Net revenues of non-consolidated affiliate entities	328	347
Income from continuing operations before taxes	3,353	1,134
Income from continuing operatings before taxes of non-consolidated affiliate entities	121	144
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	6,709	6,873
Income from continuing operations before taxes	1,798	1,928
Investment Banking
Segment Reporting Information
Net revenues	7,345	6,710
Income from continuing operations before taxes	2,054	1,221
Adjustments
Segment Reporting Information
Net revenues	(112)	(1,546)
Income from continuing operatings before taxes of non-consolidated affiliate entities	(499)	(2,015)
of which Noncontrolling interest-related revenues
Segment Reporting Information
Net revenues	229	229
of which Noncontrolling interest income
Segment Reporting Information
Income from continuing operatings before taxes of non-consolidated affiliate entities	210	203